SHARE-BASED AWARDS (Narrative) (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Feb. 18, 2014 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2022 USD ($) shares
SHARE-BASED AWARDS
Ordinary shares that may be issued		13,218,000			13,218,000
Options granted	3,479,604
Options granted, exercise price | $ / shares	$ 2.04
Unrecognized share-based compensation cost | ¥		¥ 0
Shares exercised		0	0	0
Restricted shares [Member]
SHARE-BASED AWARDS
Unrecognized share-based compensation cost | $					$ 0
Shares vesting description		The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four-year period ending the fourth anniversary of the grant date.